SCHEDULE OF CURRENT AND NON-CURRENT PROVISIONS (Details) - AUD ($)		Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total current provisions		$ 541,930	$ 611,060
Total non-current provisions		30,439	22,499
Total provisions		572,369	633,559
Annual Leave Provision [Member]
IfrsStatementLineItems [Line Items]
Total current provisions		328,924	312,665
Long Service Leave Provision [Member]
IfrsStatementLineItems [Line Items]
Total current provisions		121,416	206,805
Total non-current provisions		30,439	22,499
Make Good Provision [Member]
IfrsStatementLineItems [Line Items]
Total current provisions	[1]	$ 91,590	$ 91,590

[1]	Make good provision in respect of the lease of the Melbourne office and laboratory